SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Sep. 30, 2021
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful lives	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives	7 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Leasehold Improvement [Member]
Estimated useful lives	6 years